CONDENSED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Operating activities
Net loss	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)
Adjustments to reconcile net loss to net cash
Loan (expenses paid on behalf of the Company by third party)	0	0	5,000
Stock based compensation	833,143	979,880	1,813,022
Gain on settlement of debt	(107,004)	0	(107,004)
Financing cost	78,458	0	78,458
Change in fair value of derivative liability	(124,855)	0	(124,855)
Amortization of debt discount	297,884	4,928	302,812
Cancellation of fees applied to option exercise price	196,000	0	196,000
Advance payment on related party lease	(135,417)	0	(135,417)
Prepaid expense	(7,873)	(338)	(9,074)
Accrued interest	36,953	13,358	56,083
Accounts payable - Related Party	(3,990)	9,921	6,931
Accounts payable and accrued liabilities	32,500	71,614	107,263
Net Cash Used in Operating Activities	(1,646,723)	(241,890)	(1,984,817)
Financing activities
Loans from third party	0	115,000	196,800
Proceeds from issuance of convertible notes, net	870,000	450,000	1,320,000
Proceeds from exercise of options	213,000	0	213,000
Common shares subscribed for cash	425,000	200,000	650,000
Net Cash Provided by Financing Activities	1,508,000	765,000	2,379,800
Investing activities
Security deposit	(1,000)	(1,500)	(2,500)
Net Cash Used in Investing Activities	(1,000)	(1,500)	(2,500)
Net increase (decrease) in cash	(139,723)	521,610	392,483
Cash - Beginning of Period	532,206	10,596	0
Cash - End of Period	392,483	532,206	392,483
Cash paid during the period for:
Interest	0	0	0
Income taxes	0	0	0
Non-Cash Activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	(5,000)
Issuance of common stock upon conversion of notes payable and accrued interest	449,500	0	449,500
Fair value of beneficial conversion feature of convertible notes	0	177,404	177,404
Fair value of warrants issued with convertible debentures, recognized as a note discount	500,000	0	500,000
Conversion of notes payable and accrued interest to common stock	$ 107,004	$ 0	$ 107,004